Incentive Plans (Summary Of Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
Murphy Oil Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		37.00%	37.00%
Expected volatility, maximum		39.62%	39.62%
Risk-free interest rate, minimum		0.55%	0.55%
Risk-free interest rate, maximum		2.10%	2.10%
MUSA 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option grant	$ 11.44
Expected volatility	31.70%
Risk-free interest rate	1.37%
Expected life	4 years 7 months 6 days
Minimum [Member] | Murphy Oil Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option grant		$ 12.37	$ 12.37
Dividend yield		1.80%	1.80%
Expected life		4 years	4 years
Maximum [Member] | Murphy Oil Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option grant		$ 20.34	$ 20.34
Dividend yield		2.27%	2.27%
Expected life		5 years 2 months 12 days	5 years 2 months 12 days